Inventory - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Inventory Disclosure [Abstract]
Prepayment on delivery of finished goods	$ 0.3	$ 2.7	$ 0
Purchase obligations	$ 2.7